Prepayments (Details) - Schedule of Prepayments - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments [Abstract]
Prepayment to suppliers	[1]	$ 33,971,702	$ 9,309,322
Prepaid offering costs	[2]	2,696,441	2,434,037
Advances for extension fee	[3]	2,830,000	740,000
Others		67,978	40,630
Total		$ 39,566,121	$ 12,523,989

[1]	Prepayment to suppliers primarily represented hosting services fee, hash rate fee and other service fees prepaid to suppliers for which the relevant services have not been rendered. All service fees paid in advance are initially recorded as prepayment and recognized in the consolidated statements of comprehensive income in the period in which the services are provided.
[2]	Prepaid offering costs are costs related to business combination with Arisz Acquisition Corp. (“Arisz”) and will be charged to “Additional paid-in capital” upon completion of the business combination. Such costs primarily include legal and advisory cost.
[3]	Advances for extension fee related to prepayments to Arisz for the extension to consummate the business combination.